Lease obligations (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Lease Obligations Beginning Balance	$ 16,018	$ 0
Adoption of IFRS 16		24,164
Additions Lease Obligations	0
Lease payments	(6,367)	(4,810)
Finance costs	1,317	0	$ 0
Foreign exchange adjustments	131	(3,336)
Lease Obligations Ending Balance	$ 11,099	$ 16,018